UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):    [ ]is a restatement.
				     [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:	 Noesis Capital Management Corp
Address: Fountain Square, 2700 North Military Trail
	 Suite 210
	 Boca Raton, FL  33431

Form 13F File Number: 028-10542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Nico Letschert
Title:	CEO
Phone:	561-999-9888

Signature, Place, and Date of Signing:

	Nico Letschert		Boca Raton, FL		05/07/13

	[Signature]		[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.(Check here if all holdings of this reporting
	manager are reported in this report.)

[ ]	13F NOTICE. (Check here if no holdings reported are in this report, and
	all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.	  (Check here is a portion of the holdings for this
	reporting manager are reported in this report and a portion are reported
	by other reporting manager(s).)


				Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 100

Form 13F Information Table Value Total: $186,150 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file Number(s) of all institutional investment managers with Respect to which this report is filed, other that the Manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




						FORM 13F INFORMATIONAL TABLE
NAME OF ISSUER		TITLE OF CLASS	CUSIP	VALUE	  SHRS/		SH/ PUT/ INV	OTHR	VOTNG AUTH
 						  (x$1000) PRN AMT	PRN CALL DISC	MGRS	SOLE SHR NONE
-------------		----------	------	  ------- -----		--- --- ---	---	---  --- ----
Aecom Technology Corp	COM		00766T100    462   14096	SH	Sole		13391 0   705
Allergan		COM		18490102    1401   12550	SH	Sole		11923 0   627
Alliance Data Systems	COM		18581108    1994   12320	SH	Sole		11704 0   616
Altria Group Inc	COM		02209S103   1273   37019	SH	Sole		35168 0  1851
Amdocs Limited		COM		G02602103   3966  109395	SH	Sole	       103925 0  5470
American Express Co	COM		25816109    6693   99216	SH	Sole	        94255 0  4961
Amgen Inc.		COM		31162100     299    2920	SH	Sole		 2774 0   146
Apple Inc		COM		37833100     948    2141	SH  	Sole		 2034 0   107
Ares Capital Corp	COM		04010L103    469   25922	SH  	Sole		24626 0  1296
Aspen Ins Hdg Pfd 7.4	PFD/FXD IN	G05384139   1608   58701	SH	Sole		55766 0  2935
AT&T Corp.		COM		00206R102    440   12000	SH	Sole		11400 0   600
Autodesk Inc.		COM		52769106    3552   86110	SH	Sole		81805 0  4305
Avon Products Inc	COM		54303102     361   17400	SH	Sole		16530 0   870
BP Prudhoe Bay Rylty Tr	OTH ASST	55630107     761    9110	SH	Sole		 8655 0	  455
Baidu Com Inc Adr	COM		56752108     641    7306	SH	Sole		 6941 0   365
Barclays Pfd 8.125%	PFD/FXD INC	06739H362    828   32390	SH	Sole		30771 0  1619
Barclays iPath MSCI Ind	ETF		06739F291   1077   18825	SH	Sole		17884 0   941
Baxter International	COM		71813109    4776   65745	SH	Sole		62458 0  3287
BCE Inc			COM		05534B760   1034   22150	SH	Sole		21043 0  1107
Berkshire Hathaway Cl A	COM		84670108     313       2	SH  	Sole		    2 0     0
Berkshire Hathaway Cl B	COM		84670702     480    4608	SH  	Sole		 4378 0   230
Blackrock MuniInv QualFdETF		09254P108    563   36200	SH	Sole		34390 0  1810
Bristol-Myer Squibb	COM		110122108    218    5297	SH	Sole		 5032 0   265
Caterpillar Inc.	COM		149123101   5441   62561	SH	Sole		59433 0  3128
Chevron Texaco Corp	COM		166764100    308    2592	SH	Sole	         2462 0   130
Cinemark Hldngs		COM		17243V102    276    9380	SH	Sole	         8911 0   469
Cisco Sys Inc		COM		17275R102   4208  201401	SH	Sole	       191331 0 10070
Coca Cola Co		COM		191216100    814   20141	SH	Sole		19134 0  1007
Companhia de Bebds ADR	COM		20441W203   1233   29137	SH	Sole		27680 0  1457
Danaher Corp		COM		235851102    240    3868	SH	Sole		 3675 0   193
Darden Restaurants	COM		237194105   1491   28855	SH	Sole		27412 0  1443
DNP Select Income Fd	ETF		23325P104   1320  130195	SH	Sole	       123685 0  6510
Du Pont EI De Nemour	COM		263534109    950   19318	SH	Sole		18352 0   966
East West Bancorp	COM		27579R104   4735  184459	SH	None	       175236 0  9223
Ecolab Inc.		COM		278865100   3672   45800	SH	Sole		43510 0  2290
Emc Corp-Mass		COM		268648102    788   32988	SH	Sole		31339 0  1649
Energy Slct Sector SPDR	ETF		81369Y506   2705   34110	SH	Sole		32405 0  1705
Energy Transfer Prtnrs	LP		29273R109    711   14028	SH	Sole		13327 0   701
Enterprise Prdcts Prtn	LP		293792107    950   15749	SH	Sole		14962 0   787
Express Scripts Hldg	COM		302182100   1735   30108	SH	Sole		28603 0  1505
Exxon Mobil		COM		30231G102    718    7971	SH	Sole		 7572 0   399
Flaherty & Crumrine Pfd	ETF		338480106   1067   72000	SH	Sole		68400 0  3600
Fluor Corporation	COM		343412102   3399   51240	SH	Sole		48678 0  2562
Fresenius Medical Care	COM		358029106    341   10075	SH	Sole		 9571 0   504
Gartner Inc		COM		366651107   1499   27555	SH	Sole		26177 0  1378
General Electric	COM		369604103    893   38645	SH	Sole		36713 0  1932
Genuine Parts		COM		372460105   2031   26039	SH	Sole		24737 0  1302
Gilead Sciences Inc	COM		375558103    726   14844	SH	Sole		14102 0   742
Google Inc.		COM		38259P508   6829    8599	SH	Sole		 8169 0   430
Home Depot		COM		437076102    285    4089	SH	Sole		 3885 0   204
Honda Motor Co-ADR	COM		438128308   3383   88425	SH	Sole	        84004 0  4421
HSBC Hldgs PLC-ADR	COM		404280406   7735  145007	SH	Sole	       137757 0  7250
HSBC Hldgs Pfd 6.2%	PFD/FXD INC	404280604   1461   57750	SH	Sole		54863 0  2887
Internatl Bus Machines	COM		459200101   2036    9543	SH	Sole		 9066 0   477
iShares H-Yld Crp	ETF		464288513   1711   18130	SH	Sole		17224 0   906
iShares MSCI Emg Mkt IndETF		464287234   1559   36443	SH	Sole		34621 0  1822
iShares MSCI Japan	ETF		464286848   1336  123720	SH	Sole	       117534 0  6186
iShares MSCI Taiwan	ETF		464286731   1936  145120	SH	Sole	       137864 0  7256
iShares Russ 1000 	ETF		464287598   1201   14800	SH	Sole	        14060 0   740
iShares Russell 2000	ETF		464287655    504    5340	SH	Sole	         5073 0   267
iShares S&P US Pfd Indx	ETF		464288687    800   19755	SH	Sole		18767 0   988
iShares Silver Trust	ETF		46428Q109    920   33558	SH	Sole		31880 0	 1678
John Bean Techs Corp	COM		477839104    217   10471	SH	Sole		 9947 0	  524
Johnson & Johnson	COM		478160104    523    6420	SH	Sole		 6099 0	  316
JPMorgan Chase & Co	COM		46625H100   8127  171231	SH	Sole	       162669 0	 8562
Kayne Anderson MLP	ETF		486606106   2275   65515	SH	Sole		62239 0	 3276
Kimberly-Clark Corp	COM		494368103    228    2322	SH	Sole		 2206 0	  116
Lowes Companies Inc.	COM		548661107   3114   82114	SH	Sole		78008 0	 4106
Magellan Midstream Prns	COM		559080106   1493   27950	SH	Sole		26553 0	 1397
Medtronic Inc		COM		585055106   1666   35472	SH	Sole		33698 0	 1774
Merck & Co Inc		COM		58933Y105    496   11225	SH	Sole		10664 0	  561
Nextera Energy Inc	COM		65339F101    228    2929	SH	Sole		 2783 0	  146
Nike Inc.		COM		654106103   4558   77244	SH	Sole		73382 0	 3862
Norfolk Southern Corp	COM		655844108    494    6410	SH	Sole		 6090 0	  320
Nuveen Multi-Strt In&Gw	ETF		67073B106    730   71075	SH	Sole		67521 0	 3554
Omnicomm Sys Inc	COM		68212U104   1436 7179382	SH	Sole	      6820413 0 358969
Oracle Corporation 	COM		68389X105    272    8401	SH	Sole		 7981 0	  420
PepsiCo Inc.		COM		713448108   4160   52580	SH	Sole		49951 0	 2629
Pfizer Inc		COM		717081103   2083   72172	SH	Sole		68563 0	 3609
Philip Morris		COM		718172109    292    3151	SH	Sole		 2993 0	  158
Pimco Total Return	COM		72201R775    404    3680	SH	Sole		 3496 0	  184
Potash Corp.		COM		73755L107   3217   81955	SH	Sole		77857 0	 4098
Praxair Inc		COM		74005P104   2951   26455	SH	Sole		25132 0	 1323
Priceline.com		COM		741503403   1356    1970	SH	Sole		 1872 0	   98
Procter & Gamble Co	COM		742718109    575    7459	SH	Sole		 7086 0	  373
Qualcomm Inc		COM		747525103    423    6320	SH	Sole		 6004 0	  316
Raymond James Finl Inc	COM		754730109   1037   22490	SH	Sole		21366 0	 1124
Sally Beauty Holding	COM		79546E104   1500   51040	SH	Sole	        48488 0  2552
Sector SPDR Utilities	ETF		81369Y886   1711   43750	SH	Sole		41563 0  2187
SPD Regional Bank	ETF		78464A698    989   31105	SH	Sole		29550 0  1555
SPDR Gold Trust		OTHER ASSETS	78463V107   1408    9115	SH	Sole		 8659 0   456
SPDR S&P Intl Small Cap	ETF		78463X871   3091  100835	SH	Sole		95793 0  5042
Staples Inc.		COM		855030102   4688  349300	SH	Sole	       331835 0 17465
Stryker Corporation	COM		863667101   6305   96648	SH	Sole		91816 0  4832
Taitron Compnts Inc	COM		874028103    749  748890	SH	Sole	       711446 0 37444
TJX Cos Inc		COM		872540109   1321   28255	SH	Sole		26842 0  1413
United Parcel Service	COM		911312106   5489   63905	SH	Sole		60710 0  3195
Walt Disney Company	COM		254687106   7081  124669	SH	Sole	       118436 0  6233
WD-40 Company		COM		929236107    896   16356	SH	Sole		15538 0   818
Wisdom Tree India Earn	ETF		97717W422    463   25755	SH	Sole		24467 0  1288